Investment Securities (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Investment Securities Available-for-Sale
The amortized cost, gross unrealized holding gains and losses, and fair value of available-for-sale
investment securities at December 31 were as follows:

	2020				2019
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. Treasury and agencies	$21,954	$462	$(25)	$22,391	$19,845	$61	$(67)	$19,839
Mortgage-backed securities
Residential agency	98,031	1,950	(13)	99,968	93,903	557	(349)	94,111
Commercial agency	5,251	170	(15)	5,406	1,482	–	(29)	1,453
Asset-backed securities	200	5	–	205	375	8	–	383
Obligations of state and political subdivisions	8,166	695	–	8,861	6,499	318	(3)	6,814
Other	9	–	–	9	13	–	–	13
Total available-for-sale	$133,611	$3,282	$(53)	$136,840	$122,117	$944	$(448)	$122,613

Amount of Interest Income from Taxable and Non-Taxable Investment Securities
The following table provides information about the amount of interest income from taxable and non-taxable
investment securities:

Year Ended December 31 (Dollars in Millions)	2020	2019	2018
Taxable	$2,201	$2,680	$2,396
Non-taxable	227	213	220
Total interest income from investment securities	$2,428	$2,893	$2,616

Amount of Gross Gains and Losses Realized through Sales of Available-for-Sale Investment Securities
The following table provides information about the amount of gross gains and losses realized through the sales of available-for-sale
investment securities:

Year Ended December 31 (Dollars in Millions)	2020	2019	2018
Realized gains	$200	$99	$30
Realized losses	(23)	(26)	–
Net realized gains (losses)	$177	$73	$30
Income tax (benefit) on net realized gains (losses)	$45	$18	$7

Gross Unrealized Losses and Fair Value of Company's Investment Securities

The following table shows the gross unrealized losses and fair value of the Company’s available-for-sale
investment securities with unrealized losses, aggregated by investment category and length of time the individual investment securities have been in continuous unrealized loss positions, at December 31, 2020:

	Less Than 12 Months		12 Months or Greater		Total
(Dollars in Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury and agencies	$3,144	$(25)	$–	$–	$3,144	$(25)
Residential agency mortgage-backed securities	2,748	(11)	1,028	(2)	3,776	(13)
Commercial agency mortgage-backed securities	1,847	(15)	–	–	1,847	(15)
Asset-backed securities	–	–	2	–	2	–
Obligations of state and political subdivisions	2	–	–	–	2	–
Other	6	–	–	–	6	–
Total investment securities	$7,747	$(51)	$1,030	$(2)	$8,777	$(53)

Investment Securities
The following table provides information about the amortized cost, fair value and yield by maturity date of the available-for-sale
investment securities outstanding at December 31, 2020:

(Dollars in Millions)	Amortized Cost	Fair Value	Weighted- Average Maturity in Years	Weighted- Average Yield (e)

U.S. Treasury and Agencies
Maturing in one year or less	$5,069	$5,101	.5	1.53%
Maturing after one year through five years	10,491	10,740	2.5	1.29
Maturing after five years through ten years	5,874	6,034	8.2	1.39
Maturing after ten years	520	516	12.5	1.52

Total	$21,954	$22,391	3.8	1.37%

Mortgage-Backed Securities (a)
Maturing in one year or less	$682	$688	.6	1.54%
Maturing after one year through five years	90,156	92,059	2.5	1.48
Maturing after five years through ten years	12,425	12,607	6.9	1.44
Maturing after ten years	19	20	12.2	1.31

Total	$103,282	$105,374	3.0	1.47%

Asset-Backed Securities (a)
Maturing in one year or less	$–	$–	–	.52%
Maturing after one year through five years	3	4	3.0	1.91
Maturing after five years through ten years	197	200	6.2	1.46
Maturing after ten years	–	1	14.2	2.41

Total	$200	$205	6.2	1.47%

Obligations of State and Political Subdivisions (b) (c)
Maturing in one year or less	$115	$117	.5	4.44%
Maturing after one year through five years	1,245	1,327	3.2	4.43
Maturing after five years through ten years	6,779	7,386	7.0	3.90
Maturing after ten years	27	31	10.9	3.88

Total	$8,166	$8,861	6.3	3.99%

Other
Maturing in one year or less	$9	$9	.1	1.81%
Maturing after one year through five years	–	–	–	–
Maturing after five years through ten years	–	–	–	–
Maturing after ten years	–	–	–	–

Total	$9	$9	.1	1.81%

Total investment securities (d)	$133,611	$136,840	3.4	1.61%
(a)	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities that take into account anticipated future prepayments.
(b)
Information related to obligations of state and political subdivisions is presented based upon yield to first optional call date if the security is purchased at a premium, and yield to maturity if the security is purchased at par or a discount.

(c)
Maturity calculations for obligations of state and political subdivisions are based on the first optional call date for securities with a fair value above par and the contractual maturity date for securities with a fair value equal to or below par.

(d)	The weighted-average maturity of total available-for-sale investment securities was 4.2 years at December 31, 2019, with a corresponding weighted-average yield of 2.38 percent.
(e)
Weighted-average yields for obligations of state and political subdivisions are presented on a fully-taxable equivalent basis based on a federal income tax rate of 21 percent. Yields on investment securities are computed based on amortized cost balances.